Business combinations, acquisitions, non-controlling interest and spin-off, Constitution (Details) - MXN ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 26, 2023	Oct. 06, 2022	Jul. 01, 2022	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Constitution [Abstract]
Recycled loss from cumulative translation adjustment to net profit			$ 1,750,451
Claro Chile, SPA [Member]
Constitution [Abstract]
Proportion of ownership interest in joint venture	50.00%	50.00%
Loss recognized in joint venture transaction		$ (1,138,859)
Recycled loss from cumulative translation adjustment to net profit		$ 8,252,250
Share of (loss) of associates and joint ventures accounted for using equity method						$ (5,374,969)	$ (1,924,040)
Impairment of investments in joint ventures				$ 4,677,782	$ 4,594,792	$ 12,184,562